Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost:
Property and Equipment, net	$ 9,314	$ 8,835
Less:
Accumulated depreciation	(7,024)	(6,046)
Property and Equipment, net	2,290	2,789
Laboratory equipment [Member]
Cost:
Property and Equipment, net	2,135	1,979
Production equipment [Member]
Cost:
Property and Equipment, net	1,885	1,769
Greenhouse equipment [Member]
Cost:
Property and Equipment, net	772	771
Computer and electronic equipment [Member]
Cost:
Property and Equipment, net	351	306
Furniture and Fixtures [Member]
Cost:
Property and Equipment, net	280	266
Leasehold Improvements [Member]
Cost:
Property and Equipment, net	3,650	3,503
Vehicles [Member]
Cost:
Property and Equipment, net	$ 241	$ 241